Lease - Balances reported in the consolidated balance sheets related to the Group's leases (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Lease
Operating lease right-of-use assets	$ 7,280,763	$ 5,732,559
Operating lease liabilities	$ 7,207,293	$ 5,841,658